Schedule of Warrants and Rights Outstanding (Details) - USD ($)	Sep. 30, 2023	Sep. 08, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of warrants	1,388,879		250,000
Exercise price		$ 0.002
Issuance Date Fair Value Total	$ 38,018,839		$ 23,822,907
December 2021 Initial Public Offering [Member]
Class of Warrant or Right [Line Items]
Number of warrants	239,584
Exercise price	$ 120.00
Issuance Date Fair Value Per Warrant	$ 95.3997
Issuance Date Fair Value Total	$ 22,856,242
December 2021 Underwriter Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants	10,417
Exercise price	$ 150.00
Issuance Date Fair Value Per Warrant	$ 92.7969
Issuance Date Fair Value Total	$ 966,665
September 2023 WFIA Pre-funded Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants	341,912
Exercise price	$ 0.0001
Issuance Date Fair Value Per Warrant	$ 16.9999
Issuance Date Fair Value Total	$ 5,812,500
September 2023 Public Offering Pre-funded Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants	260,261
Exercise price	$ 0.0001
Issuance Date Fair Value Per Warrant	$ 11.5460
Issuance Date Fair Value Total	$ 3,006,008
September 2023 Public Offering Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants	346,261
Exercise price	$ 11.60
Issuance Date Fair Value Per Warrant	$ 10.7999
Issuance Date Fair Value Total	$ 3,739,612
September 2023 Public Offering Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants	173,131
Exercise price	$ 11.60
Issuance Date Fair Value Per Warrant	$ 8.3999
Issuance Date Fair Value Total	$ 1,454,294
September 2023 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants	17,313
Exercise price	$ 14.40
Issuance Date Fair Value Per Warrant	$ 10.6000
Issuance Date Fair Value Total	$ 183,518